SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS	12 Months Ended
Mar. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS	SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS
Share capital
Authorized and issued shares
The Company is authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares without par value, issuable in series.

The preferred shares may be issued with rights and conditions to be determined by the Board of Directors, prior to their issue. To date, the Company has not issued any preferred shares.

As at March 31, 2021, the number of common shares issued and fully paid was 293,355,463 (2020 – 265,619,627).

Issuance of common shares
On November 30, 2020, the Company completed a public equity offering and a concurrent private placement of 16,594,126 common shares at a price of $29.85 per share for aggregate gross proceeds of $495.3 million.

On March 12, 2021, the Company completed a marketed public equity offering of 10,454,545 common shares at a price of $34.29 (US$27.50) per share for gross proceeds of $358.5 million.

Total issuance-related costs of the equity offerings amounted to $42.3 million, less income tax recovery of $11.2 million.

Repurchase and cancellation of common shares
On February 7, 2020, the Company announced the renewal of the normal course issuer bid (NCIB) to purchase up to 5,321,474 of its common shares. The NCIB began on February 25, 2020 and ended on February 24, 2021. Purchases were made on the open market plus brokerage fees through the facilities of the TSX and/or alternative trading systems at the prevailing market price at the time of the transaction, in accordance with the TSX’s applicable policies. All common shares purchased pursuant to the NCIB were cancelled. On April 6, 2020, the Company announced that it had temporarily suspended its NCIB in response to the COVID-19 pandemic (Note 3). The NCIB has since expired and has not been renewed.

During the year ended March 31, 2021, no common shares were repurchased and cancelled under the NCIB (2020 ‑ 1,493,331 common shares at a weighted average price of $33.22 per share for a total consideration of $49.6 million).

Earnings per share computation
The denominators for the basic and diluted earnings per share computations are as follows:

	2021	2020
Weighted average number of common shares outstanding	272,009,538	265,951,131
Effect of dilutive stock options	—	1,644,353
Weighted average number of common shares outstanding for diluted earnings per share calculation	272,009,538	267,595,484

As at March 31, 2021, stock options to acquire 7,476,902 common shares (2020 – 1,293,200) have been excluded from the above calculation since their inclusion would have had an anti-dilutive effect.

Dividends
On April 6, 2020, the Company announced that it had temporarily suspended its common share dividends in response to the COVID-19 pandemic (Note 3).
During the year ended March 31, 2021, no dividends were declared (2020 – $114.3 million or $0.43 per share).